UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-02410

Dreyfus Liquid Assets, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/2015

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Liquid Assets, Inc.

ANNUAL REPORT December 31, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Liquid Assets, Inc.	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Liquid Assets, Inc., covering the 12-month period from January 1, 2015, through December 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

2015 was a year of varied and, at times, conflicting economic influences. On one hand, the U.S. economy continued to grow as domestic labor markets posted significant gains, housing markets recovered, and lower fuel prices put cash in consumers’ pockets. Indeed, these factors, along with low inflation, prompted the Federal Reserve Board in December to raise short-term interest rates for the first time in nearly a decade. On the other hand, the global economy continued to disappoint, particularly in China and other emerging markets, when reduced industrial demand and declining currency values sparked substantial declines in commodity prices.

Although several broad measures of stock and bond performance ended 2015 roughly unchanged, high levels of volatility prevailed across most financial markets. Among U.S. equities, moderate gains from consumer discretionary and health care stocks were balanced by pronounced weakness in the energy and materials sectors. Bonds also saw bifurcated performance, with municipal bonds and intermediate-term U.S. government securities faring well compared to high yield and emerging-markets debt.

Market volatility is likely to persist until investors see greater clarity from the global economy. We expect to see wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets in 2016, suggesting that selectivity may be an important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

January 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2015, through December 31, 2015, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2015, Dreyfus Liquid Assets’ Class 1 shares produced a yield of 0.00%, and its Class 2 shares produced a yield of 0.01%. Taking into account the effects of compounding, the fund’s Class 1 and Class 2 shares provided effective yields of 0.00% and 0.01%, respectively, for the same period. From their inception on September 18, 2015 through December 31, 2015, the fund’s Class Z shares produced a yield of 0.00% and an effective yield of 0.00%.1

Although the Federal Reserve Board (the “Fed”) raised the federal funds rate by 25 basis points in December 2015, it was unchanged during most of the reporting period, and money market yields remained low.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic and foreign banks or thrifts or their subsidiaries or agencies or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, municipal securities, commercial paper, and other short-term corporate obligations of U.S. issuers, including those with floating or variable rates of interest.

Normally, the fund invests at least 25% of its net assets in bank obligations.

Uneven U.S. Economic Recovery Continued

After a sustained economic recovery during the fall of 2014, U.S. GDP moderated to a 0.6% annualized rate for the first quarter of 2015 due to severe winter weather and an appreciating U.S. dollar. Nonetheless, job creation remained robust, and the unemployment rate fell to 5.5% at the end of March 2015.

The recovery regained traction in the spring. The unemployment rate dipped to 5.4% in April, and 187,000 new jobs were created. In May, employers added 260,000 jobs and average hourly wages rose 0.3%, yet the unemployment rate ticked higher to 5.5%. Sentiment in the financial markets deteriorated in June during a debt crisis in Greece, but the U.S. economy continued to grow. 245,000 new jobs were added, the unemployment rate fell to 5.3%, and consumer spending rose. The U.S. economy grew at a 3.9% annualized rate over the second quarter.

July brought more good economic news when 223,000 jobs were added, the unemployment rate stayed steady, average hourly wages rose, and retail sales increased. In contrast, equity investors reacted nervously to economic weakness in China. While the unemployment rate fell to 5.1% in August, only 153,000 jobs were added. Stock and commodity prices fell

DISCUSSION OF FUND PERFORMANCE (continued)

sharply after China unexpectedly devalued its currency. On a brighter note, U.S. wages and personal incomes grew at a healthy pace.

Disappointing job creation continued in September with 145,000 new positions. Average hourly wages declined slightly, and the unemployment rate stayed at 5.1%, but personal incomes and real personal consumption expenditures climbed. U.S. GDP growth decelerated to 2.0% during the third quarter, reflecting high business inventory levels and lower exports.

October brought generally good economic news with 307,000 new jobs and a 5.0% unemployment rate. Meanwhile, average annual wages increased at a 4.3% rate compared to September. Fuel prices fell, putting cash in consumers’ pockets, and retail sales moved mildly higher. Conversely, housing starts declined sharply, ending the month below year-ago levels. In November, the service sector continued to expand, but manufacturing activity contracted for the first time in three years due to weaker overseas demand. The U.S. labor market continued to gain strength with 252,000 new jobs and an unchanged unemployment rate.

Manufacturing activity continued to shrink as commodity prices fell in December, yet holiday retail sales proved robust, especially for online sellers. 292,000 new jobs were created and the unemployment rate stayed steady at 5.0%. The Fed responded to the strengthening U.S. labor market by raising the federal funds rate by 25 basis points to between 0.25% and 0.50%. The move was widely expected by investors, and yields of money market instruments had already repriced slightly higher by the time of the Fed’s announcement.

Fed to Raise Rates Gradually

In its statement on December 16, 2015, the Fed said, “The Committee currently expects that, with gradual adjustments in the stance of monetary policy, economic activity will continue to expand at a moderate pace, and labor market indicators will continue to strengthen.” This suggests to us that a limited number of modest increases are likely during 2016, depending on “realized and expected economic conditions.” Therefore, we have continued to set the fund’s weighted average maturity in a range we consider to be in line with industry averages, and we have maintained our longstanding focus on well-established issuers with sound quality and liquidity characteristics.

January 15, 2016

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund’s Class 1, Class 2 and Class Z shares reflect the absorption of certain fund expenses by The Dreyfus Corporation which may be terminated by Dreyfus at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Liquid Assets, Inc. from July 1, 2015 to December 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2015†
	Class 1	Class 2	Class Z
Expenses paid per $1,000††	$ 1.21	$ 1.11	$ .92
Ending value (after expenses)	$ 1,000.00	$ 1,000.00	$ 1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2015†††
	Class 1	Class 2	Class Z
Expenses paid per $1,000††††	$ 1.22	$ 1.12	$ 1.63
Ending value (after expenses)	$ 1,024.00	$ 1,024.10	$ 1,023.59

†  From September 18, 2015 (commencement of initial offering) to December 31, 2015 for Class Z.

†† Expenses are equal to the fund’s annualized expense ratio of .24% for Class 1 and .22% for Class 2, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses are equal to the fund’s annualized expense ratio of .32% for Class Z, multiplied by the average account value over the period, multiplied by 105/365 (to reflect the actual days in the period).

††† Please note that while Class Z shares commenced operations on September 18, 2015, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period July 1, 2015 to December 31, 2015.

†††† Expenses are equal to the fund’s annualized expense ratio of .24% for Class 1, .22% for Class 2 and .32% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

December 31, 2015

Negotiable Bank Certificates of Deposit - 32.5%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.29%, 1/7/16	35,000,000		35,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.30%, 1/6/16	10,000,000		10,000,000
Credit Agricole CIB (Yankee)
0.62%, 3/18/16	35,000,000		35,000,000
HSBC Bank USA (Yankee)
0.42%, 1/4/16	8,000,000	[a]	8,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.44%, 2/29/16	25,000,000	[b]	25,000,000
Mizuho Bank Ltd/NY (Yankee)
0.65%, 3/24/16	35,000,000	[b]	35,000,000
Norinchukin Bank/NY (Yankee)
0.29%, 1/26/16	25,000,000		25,000,000
Rabobank Nederland/NY (Yankee)
0.65%, 4/4/16	25,000,000		25,000,000
Royal Bank of Canada (Yankee)
0.42%, 1/4/16	35,000,000	[a]	35,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.67%, 3/24/16	30,000,000	[b]	30,000,000
Wells Fargo Bank, NA
0.46%, 4/14/16	35,000,000		35,000,000
Total Negotiable Bank Certificates of Deposit (cost $298,000,000)			298,000,000
Commercial Paper - 23.5%

Caisse Centrale Desjardins
0.27%, 1/12/16	30,000,000	[b]	29,997,525
DBS Bank Ltd./Singapore
0.32%, 1/27/16	30,000,000	[b]	29,993,067
Erste Abwicklungsanstalt
0.48%, 1/13/16	5,000,000	[a,b]	5,000,000
General Electric Co.
0.15%, 1/4/16	40,000,000		39,999,500
Rabobank Nederland/NY
0.41%, 3/14/16	10,000,000		9,991,686
Standard Chartered Bank
0.27%, 2/2/16	30,000,000	[b]	29,992,800
Sumitomo Mitsui Banking Corp.
0.30%, 1/26/16	35,000,000	[b]	34,992,708
Toyota Motor Credit Corp.
0.30%, 2/2/16	35,000,000		34,990,667
Total Commercial Paper (cost $214,957,953)			214,957,953

Asset-Backed Commercial Paper - 16.4%	Principal Amount ($)		Value ($)

Cancara Asset Securitization
0.36%, 2/19/16	23,000,000	[b]	22,988,730
Collateralized Commercial Paper II Co., LLC
0.50%, 3/16/16	30,000,000	[b]	29,968,750
Collateralized Commercial Paper Program Co., LLC
0.42%, 1/5/16	8,000,000		7,999,627
Liberty Street Funding LLC
0.63%, 3/18/16	35,000,000	[b]	34,952,837
Regency Markets No. 1 LLC
0.42%, 1/20/16	30,000,000	[b]	29,993,350
Thunder Bay Funding LLC
0.47%, 3/29/16	24,000,000	[b]	23,972,427
Total Asset-Backed Commercial Paper (cost $149,875,721)			149,875,721
Time Deposits - 10.7%

Australia and New Zealand Banking Group Ltd. (Grand Cayman)
0.19%, 1/4/16	38,000,000		38,000,000
Canadian Imperial Bank of Commerce (Grand Cayman)
0.15%, 1/4/16	40,000,000		40,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.15%, 1/4/16	20,000,000		20,000,000
Total Time Deposits (cost $98,000,000)			98,000,000
U.S. Government Agency - 9.5%

Federal Home Loan Bank
0.13% - 0.16%, 1/13/16 - 1/15/16
(cost $86,995,490)	87,000,000		86,995,490
U.S. Treasury Bills - .1%

0.15%, 3/31/16
(cost $999,625)	1,000,000		999,625
Repurchase Agreement - 7.0%

ABN AMRO Bank N.V.
0.31%, dated 12/31/15, due 1/4/16 in the amount of $64,002,204 (fully collateralized by $64,657,472 U.S. Treasury Notes, 1.38%-2.63%, due 7/31/18-11/15/20, value $65,280,009)
(cost $64,000,000)	64,000,000		64,000,000
Total Investments (cost $912,828,789)	99.7%		912,828,789
Cash and Receivables (Net)	.3%		3,187,284
Net Assets	100.0%		916,016,073

a Variable rate security—interest rate subject to periodic change.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to $361,852,194 or 39.5% of net assets.

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †
Value (%)

Banking	58.5
U.S. Government and Agency	9.6
Asset-Backed/Multi-Seller Programs	8.4
Finance	8.2
Asset-Backed/Banking	8.0
Repurchase Agreement	7.0
99.7

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $64,000,000)—Note 1(b)	912,828,789	912,828,789
Cash		4,151,203
Interest receivable		137,343
Receivable for shares of Common Stock subscribed		324
Prepaid expenses		91,083
		917,208,742
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		302,654
Payable for shares of Common Stock redeemed		787,264
Accrued expenses		102,751
		1,192,669
Net Assets ($)		916,016,073
Composition of Net Assets ($):
Paid-in capital		916,060,818
Accumulated net realized gain (loss) on investments		(44,745)
Net Assets ($)		916,016,073

Net Asset Value Per Share	Class 1	Class 2	Class Z
Net Assets ($)	547,379,850	187,062,052	181,574,171
Shares Outstanding	547,251,225	187,610,957	181,574,171
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Income ($):
Interest Income	1,810,216
Expenses:
Management fee—Note 2(a)	4,096,013
Shareholder servicing costs—Note 2(b)	2,300,444
Custodian fees—Note 2(b)	116,027
Professional fees	103,494
Registration fees	86,444
Prospectus and shareholders’ reports	63,141
Directors’ fees and expenses—Note 2(c)	6,939
Miscellaneous	26,178
Total Expenses	6,798,680
Less—reduction in expenses due to undertaking—Note 2(a)	(5,006,263)
Less—reduction in fees due to earnings credits—Note 2(b)	(4,677)
Net Expenses	1,787,740
Investment Income—Net, representing net increase in net assets resulting from operations	22,476

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	[a]	2014
Operations ($):
Investment income—net	22,476		7,190
Net realized gain (loss) on investments	-		2,058
Net Increase (Decrease) in Net Assets Resulting from Operations	22,476		9,248
Dividends to Shareholders from ($):
Investment income—net:
Class 1	(3,471)		(1,361)
Class 2	(20,400)		(7,726)
Class Z	(663)		-
Total Dividends	(24,534)		(9,087)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class 1	211,642,324		205,375,320
Class 2	487,822,527		350,434,951
Class Z	16,894,050		-
Net assets received in connection
with reorganization—Note 1	184,634,436		-
Dividends reinvested:
Class 1	3,401		1,345
Class 2	19,996		7,542
Class Z	647		-
Cost of shares redeemed:
Class 1	(259,104,186)		(290,681,638)
Class 2	(493,988,228)		(331,965,774)
Class Z	(19,954,962)		-
Increase (Decrease) in Net Assets from Capital Stock Transactions	127,970,005		(66,828,254)
Total Increase (Decrease) in Net Assets	127,967,947		(66,828,093)
Net Assets ($):
Beginning of Period	788,048,126		854,876,219
End of Period	916,016,073		788,048,126

[a]		Effective September 18, 2015, the fund commenced offering Class Z shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended December 31,
Class 1 Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	-	-	.000[a]
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	-	-	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90	.91	.94	.91	.87
Ratio of net expenses to average net assets	.22	.15	.16	.19	.22
Ratio of net investment income to average net assets	.00[b]	.00[b]	-	-	.00[b]
Net Assets, end of period ($ x 1,000)	547,380	594,393	679,673	748,427	850,461

a Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

	Year Ended December 31,
Class 2 Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.001	.001
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	(.001)	(.001)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.00[b]	.01	.05	.08
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.58	.58	.61	.51	.51
Ratio of net expenses to average net assets	.20	.16	.16	.16	.13
Ratio of net investment income to average net assets	.01	.00[b]	.00[b]	.04	.08
Net Assets, end of period ($ x 1,000)	187,062	193,655	175,203	142,360	3,878,857

a Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Year Ended
Class Z Shares	December 31, 2015[a]
Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Investment income—net	.000[b]
Distributions:
Dividends from investment income—net	(.000)[b]
Net asset value, end of period	1.00
Total Return (%)	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03[e]
Ratio of net expenses to average net assets	.32[e]
Ratio of net investment income to average net assets	.00[c,e]
Net Assets, end of period ($ x 1,000)	181,574

a From September 18, 2015 (commencement of initial offering) to December 31, 2015.

b Amount represents less than $.001 per share.

c Amount represents less than .01%.

d Not annualized.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Liquid Assets, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

On May 5, 2015, the fund’s Board of Directors (the “Board”) approved, effective September 18, 2015: (a) for the fund to offer Class Z shares; and, (b) authorized 2.5 billion Class Z shares that were reallocated from Class 1 shares, thereby reducing Class 1 shares by the same amount.

As of the close of business on September 18, 2015, pursuant to an Agreement and Plan of Reorganization previously approved by the Board, all of the assets, subject to the liabilities, of Dreyfus Worldwide Dollar Money Market Fund, Inc. (“Worldwide Dollar”), were transferred to the fund in exchange for Class Z shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Worldwide Dollar received Class Z shares of the fund in an amount equal to the aggregate net asset value of their investment in Worldwide Dollar at the time of the exchange. The net asset value of fund’s shares on the close of business on September 18, 2015, after the reorganization was $1.00 for Class Z shares, and a total of 184,634,436 Class Z shares were issued to shareholders of Worldwide Dollar in the exchange.

The net assets as of the merger date for Worldwide Dollar and the fund, were as follows:

Net Assets ($)
Worldwide Dollar	184,634,436
Dreyfus Liquid Assets, Inc.	747,162,505
Total	931,796,941

Assuming the merger had been completed on January 1, 2015, the fund’s pro forma results in the Statement of Operations during the period ended December 31, 2015 would be as follows:

Net investment income	$22,488	[1]
Net realized gain (loss) on investments	$0	[2]
Net increase (decrease) in net assets resulting from operations	$22,488

1  $22,476 as reported in the Statement of Operations plus $12 Worldwide Dollar, pre-merger.

NOTES TO FINANCIAL STATEMENTS (continued)

2  $0 as reported in the Statement of Operations plus $0 Worldwide Dollar, pre-merger.

Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Worldwide Dollar that have been included in the fund’s Statement of Operations since September 18, 2015.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 30 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class 1 (21 billion shares authorized), Class 2 (6.5 billion shares authorized) and Class Z (2.5 billion shares authorized). Each class of shares is identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class 2 shares are offered only to certain eligible financial institutions. Class Z shares generally are not available for new accounts. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2015 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (continued)

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	912,828,789
Level 3 - Significant Unobservable Inputs	-
Total	912,828,789

† See Statement of Investments for additional detailed categorizations.

At December 31, 2015, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2015, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2015 and December 31, 2014 were all ordinary income.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2015. If not applied, $44,745 of the capital loss carryover from the fund’s merger with Worldwide Dollar expires in 2016.

During the period ended December 31, 2015, as a result of permanent book to tax differences, primarily due to dividend reclassification and a capital loss carryover from the merger, the fund increased accumulated undistributed investment income-net by $2,058, decreased accumulated net realized gain (loss) on investments by $46,803 and increased paid-in capital

NOTES TO FINANCIAL STATEMENTS (continued)

by $44,745. Net assets and net asset value per share were not affected by this reclassification.

At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is based on the value of the fund’s average daily net assets and is computed at the following annual rates: .50% of the first $1.5 billion; .48% of the next $500 million; .47% of the next $500 million; and .45% over $2.5 billion. The fee is payable monthly. The effective management fee rate during the period ended December 31, 2015 was .50%. The Agreement provides that if in any full fiscal year the aggregate expenses, excluding taxes, brokerage fees and extraordinary expenses exceed 1% of the value of the fund’s average daily net assets, Dreyfus will reimburse the fund, or bear the excess expense over 1%. Dreyfus had undertaken, from January 1, 2015 through May 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund’s Class 1 shares, so that direct annual fund operating expenses (excluding expenses as described above) did not exceed .69% of the value of Class 1’s average daily net assets. Dreyfus had also undertaken, from January 1, 2015 through September 16, 2015, to waive receipt of its fees and/or assume the expenses of the fund’s Class 2 shares, so that direct annual fund operating expenses (excluding expenses as described above) did not exceed .55% of the value of Class 2’s average daily net assets.

Dreyfus had also voluntarily limited, from January 1, 2015 through May 1, 2015, Class 1’s management fee to .16% of the value of Class 1’s average daily net assets and waived non-class specific expenses. Dreyfus had limited, from January 1, 2015 through May 1, 2015, Class 2’s current direct expenses, including the management fee, to .16% of the value of Class 2’s average daily net assets and, additionally, waived non-class specific expenses. The waiver of fees, pursuant to these undertakings, amounted to $1,075,328 during the period ended December 31, 2015.

Dreyfus has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $3,930,935 during the period ended December 31, 2015.

(b) Under the Shareholder Services Plan, Class 1 and Class Z shares reimburse the Distributor at an amount not to exceed at an annual rate of .25% of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 2015, Class 1 and Class Z shares were charged $1,310,375 and $123,000, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2015, the fund was charged $723,232 for transfer agency services and $38,552 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1,775.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2015, the fund was charged $116,027 pursuant to the custody agreement. These fees were partially offset by earnings credits of $2,902.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended December 31, 2015, the fund was charged $24,953 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended December 31, 2015, the fund was charged $10,946 for services performed by the Chief Compliance Officer and his staff.

NOTES TO FINANCIAL STATEMENTS (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $387,753, Shareholder Services Plan fees $146,000, custodian fees $104,528, Chief Compliance Officer fees $2,647 and transfer agency fees $74,155, which are offset against an expense reimbursement currently in effect in the amount of $412,429.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The degree to which a fund will be impacted by the amendments will depend upon the type of fund and the type of investors (retail or institutional). The amendments have staggered compliance dates, but funds must be in compliance with all amendments by October 14, 2016. At this time, management continues to evaluate the implications of the amendments and their impact to the fund’s operations, financial statements and accompanying notes.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Liquid Assets, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Liquid Assets, Inc., including the statement of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Liquid Assets, Inc. at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 26, 2016

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 86.04% of ordinary income dividends paid during the fiscal year ended December 31, 2015 as qualifying “interest-related dividends”.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 139

———————

Francine J. Bovich (64)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

• Managing Director, Morgan Stanley Investment Management (1993-2010)

Other Public Company Board Membership During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 79

———————

Nathan Leventhal (72)

Board Member (2009)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Membership During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 50

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Robin A. Melvin (52)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 110

———————

Roslyn M. Watson (66)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 65

———————

Benaree Pratt Wiley (69)

Board Member (2009)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Membership During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 65

———————

INTERESTED BOARD MEMBER

J. Charles Cardona (60)

Board Member (2014)

Principal Occupation During Past 5 Years:

• President and a Director of the Manager (2008-present), Chairman of the Distributor (2013-present; previously, Executive Vice President, 1997-2013), President of Dreyfus Institutional Services Division

No. of Portfolios for which Board Member Serves: 36

J. Charles Cardona is deemed to be an “interested person” (as defined under the Act) of the fund as a result of his affiliation with The Dreyfus Corporation.

———————

Gordon J. Davis (74)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Membership During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 60

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the fund.

———————

Isabel P. Dunst (68)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Of Counsel to the law firm of Hogan Lovells LLP (2015-present; previously, Partner, 1990-2014)

No. of Portfolios for which Board Member Serves: 36

Isabel P. Dunst is deemed to be an “interested person” (as defined under the Act) of the fund as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member

Whitney I. Gerard, Emeritus Board Member

George L. Perry, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 65 investment companies (comprised of 139 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, Director and Associate General Counsel of Deutsche Bank – Asset & Wealth Management Division, and Chief Legal Officer of Deutsche Investment Management Americas Inc. He is an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (66 investment companies, comprised of 164 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARI M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 62 investment companies (comprised of 160 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Distributor since 1997.

For More Information

Dreyfus Liquid Assets, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class 1: DLAXX Class 2: DLBXX Class Z: DLZXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0039AR1215

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. Martino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. Martino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $32,226 in 2014 and $41,599 in 2015.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,120 in 2014 and $6,273in 2015. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $2,957 in 2014 and $3,589 in 2015. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $5,140 in 2014 and $4,882 in 2015. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2014 and $0 in 2015.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $23,307,177 in 2014 and $20,055,582 in 2015.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Liquid Assets, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    February 23, 2016

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    February 23, 2016

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)